Equity-Accounted Investees - Details and movement of equity-accounted investees (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 15, 2019
Disclosure of details and movement of equity accounted investees [Line Items]
Group's share of loss for the year - 50% (2020 and 2019; 50%)	€ 652,974	€ 422,216	€ 387,565
Equity- Accounted Investees	0	253,486	387,565
Unrecognized share of losses	(821,704)
Wallbox Fawsn [Member] | Joint ventures where entity is venturer [member]
Disclosure of details and movement of equity accounted investees [Line Items]
Group's share of loss for the year - 50% (2020 and 2019; 50%)	(652,974)	(422,216)	(387,565)
Equity- Accounted Investees	0	0	253,486	€ 641,051
Equity- Accounted Investees	0	(253,486)	(387,565)
Unrecognized share of losses	(821,704)	(168,730)	0	€ 0
Unrecognized share of losses	€ (652,974)	€ (168,730)	€ 0